Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	FIRST TRACKS BIOTHERAPEUTICS, INC.
Entity Central Index Key	0002091349
Entity Emerging Growth Company	true
Entity File Number	001-43177
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-5003207
Entity Address, Address Line One	10770 Wateridge Circle, Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	362-6295
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TRAX
Security Exchange Name	NASDAQ